   As filed with the Securities and Exchange Commission on December 19, 2006


                        File Nos. 2-67052 and 811-3023

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933


                       Post-Effective Amendment No. 199


                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 200


                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               David M. Whitaker
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                  Copies to:

                             Robert J. Zutz, Esq.
                  Kirkpatrick Lockhart Nicholson & Graham LLP
                              1601 K Street, N.W.
                            Washington, D.C. 20006
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

   immediately upon filing pursuant to Rule 485, paragraph (b)(1)

   on ______ pursuant to Rule 485, paragraph (b)(1)
   60 days after filing pursuant to Rule 485, paragraph (a)(1)
   on ______ pursuant to Rule 485, paragraph (a)(1)
X______ 75 days after filing pursuant to Rule 485, paragraph (a)(2)

   on ______ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


   Title of series being registered: Third Millennium Russia Fund.


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                                  PROSPECTUS

                               FEBRUARY __, 2007

                         THIRD MILLENNIUM RUSSIA FUND
                             INSTITUTIONAL SHARES
                                   A SHARES
                                   C SHARES

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

RISK/RETURN SUMMARY                                                          1
   Investment Objective                                                      1
   Principal Investment Strategies                                           1
   Principal Investment Risks                                                2
   Who May Want to Invest in the Fund                                        5
   Performance Information                                                   5

FEE TABLES                                                                   7

OTHER INVESTMENT STRATEGIES                                                  8

MANAGEMENT                                                                   8
   The Adviser                                                               8
   Portfolio Manager                                                         9
   Other Service Providers                                                   9
   Fund Expenses                                                             9

YOUR ACCOUNT                                                                10
   How to Contact the Fund                                                  10
   General Information                                                      10
   Buying Shares                                                            12
   Selling Shares                                                           16
   Exchange Privileges                                                      18
   Choosing a Share Class                                                   19
   Retirement Accounts                                                      22

OTHER INFORMATION                                                           22
   Distributions                                                            22
   Taxes                                                                    22
   Organization                                                             23

FINANCIAL HIGHLIGHTS                                                        23

RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

RUSSIAN COMPANY means a legal entity with one or more of the following elements: (1) it is organized under the laws of, or with a principal office in, Russia; (2) the principal equity securities trading market is in Russia; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investment made, or services performed, in Russia; or (4) it has at least 50% of its assets located in Russia.

ADRs mean American Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities.

GDRs mean Global Depositary Receipts and other types of Depositary Receipts. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. corporation.

COMPANY FUNDAMENTALS means factors reflective of a company's financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management.

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation. The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities of Russian Companies ("80% Policy"). Russia refers to the Russian Federation and the other members of the Commonwealth of Independent States ("CIS"), which together constitute the former Soviet Union (minus the Baltic countries), although the Fund does not intend to investment more than 15% of net assets in the securities of companies outside of the Russian Federation. The Fund invests in Russian Companies of different market capitalizations and from a variety of different sectors including oil and gas, energy generation and distribution, communications, mineral exploration, trade (including retail trade and distribution), finance and business services, transportation, manufacturing, real estate, textiles, food processing and construction. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% policy.

The Fund will seek to achieve its investment objective by investing in a non-diversified portfolio of securities consisting primarily of equity securities or securities convertible into equity securities, such as common stock, warrants, convertible bonds, debentures or convertible preferred stock. The Fund may invest in ADRs, GDRs and other types of Depositary Receipts (collectively, "Depositary Receipts"), to the extent that other Depositary Receipts become available. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

The Fund may also invest in debt securities issued by the Russian government, and its respective agencies and instrumentalities. The Fund intends to invest in such debt securities rated, at the time of investment, A or higher by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") or, if unrated by either agency, of equivalent credit quality to securities so rated as determined by Third Millennium Investment Advisors, LLC (the "Adviser").

THE ADVISER'S PROCESS - PURCHASING PORTFOLIO SECURITIES The Adviser emphasizes the analysis of company fundamentals in conjunction with a broader analysis of specific market sectors to select investments for the Fund. The Adviser may consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investments, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The primary factor in selecting securities for investment by the Fund is the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. When relevant, the Adviser may also consider historical value measures, such as price/earnings ratios, operating profit margins and liquidity valuations. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation, gross domestic product growth in Russia, government spending and the government's support of particular industries.

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THE ADVISER'S PROCESS - SELLING PORTFOLIO SECURITIES The Adviser continually monitors companies in the Fund's portfolio to determine if there have been fundamental changes in the companies. The Adviser may sell a security or reduce its position in a security if:

    . The security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large;

    .  The Adviser believes that the security or its sector is underperforming;

    . The Adviser believes that company management is engaging in conduct that is not in the best interest of the company's shareholders;

    . The security is in a loss position, and the Adviser desires to reduce taxable gains to shareholders by selling such security; or

    . The Adviser needs to raise cash in order to cover shareholder redemptions.

TEMPORARY DEFENSIVE POSITION In order to respond to changes in economic, financial or political conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash and short-term (less than 12 months to maturity) debt securities. Short-term debt securities consist of:
(1) obligations of the U.S. or Russian governments, and their respective agencies and instrumentalities; (2) bank deposits and bank obligations (including certificates of deposit, banker's acceptances and time deposits) of U.S. or foreign banks denominated in any currency; (3) floating rate securities and other instruments denominated in any currency issued by various governments or international development agencies; and (4) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. companies or Russian Companies. The Fund intends to invest, for temporary defensive purposes, only in short-term debt securities rated, at the time of investment, A or higher by Moody's or S&P or, if unrated by either agency, of equivalent credit quality to securities so rated as determined by the Adviser. A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In general, stock values are affected by activities specific to the company as well as geographic and general market, economic and political conditions. Because the Fund's investments will include investments in companies which, while falling with in the definition of a Russian Company, may have characteristics and business relationships common to companies in a country or countries other than Russia, the value of the securities of such companies may reflect general market, economic, social or political forces applicable to other countries as well as Russia. The net asset value ("NAV") of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Other general market risks include:

    . The market may not recognize what the Adviser believes to be the true value or growth potential of the stocks held by the Fund;

    . The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;

    . The Adviser's judgment as to the growth potential or value of a stock may prove to be wrong; and

    . A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

DIVERSIFICATION RISK The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers and of issuers in the same or similar industries. Concentration in securities of a limited number of issuers, industries and geographic regions exposes the Fund to a greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

FOREIGN SECURITIES RISK An investment in the Fund may have the following additional risks due to its investments in foreign securities:

    . Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;

    . Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

    . Fluctuations in currency exchange rates and currency transfer restrictions may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;

    . Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

    . Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;

    . Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.; and

    . Dividends payable on the foreign securities contained in the Fund's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund's shareholders.

RUSSIAN COMPANY RISK The investment in securities of Russian Companies involves significant risks and should be considered highly speculative. The securities of Russian Companies and investing in the Russian markets are subject to the following additional investment risks:

    . Adverse economic, social, political factors in Russia will affect the Fund's NAV more than if the Fund invested in more geographically diverse investments. As a result, the value of the Fund's NAV may fluctuate more widely than the NAV of a fund investing in securities of companies located worldwide;

    . Fewer issuers may comprise a large percentage of the market capitalization of the Russian market as well as total trading volume. Accordingly, the securities of Russian Companies may be less liquid and their prices more volatile than the prices of securities in more established markets, and the Fund may not be able to purchase or sell investments promptly or at reasonable prices;

    . Russia does not maintain a central registration system and potential fraud and/or negligence in the maintenance of shareholder records may result in the loss of records documenting the Fund's ownership rights in the securities of Russian Companies and consequently monetary losses to the Fund;

    . Russia has been the subject of social, economic, and political uncertainty since the breakup of the Soviet Union in 1991. Due to its investment in Russian Companies, the Fund may be affected adversely by political, social and economic developments in Russia including social instability, changes in government regulations and regional war;

    . There may be less publicly available information on Russian Companies. It may be difficult to value the Fund's interests in Russian Companies and the valuation price of a security may be different from the security's market price and may not be the price at which the security may be sold;

    . Investments in the securities of Russian Companies may be subject to expropriation, dilution, devaluation, default and excessive, inconsistent or confiscatory taxation initiated by the Russian Government and /or its agencies or subdivisions, as well as controls on foreign investments;

    . Limitations may exist on the repatriation of invested capital, profits and dividends and the Fund's ability to effect currency exchange transactions;

    . Very high inflation rates may exist in Russian markets and could negatively impact the Russian economy and its securities markets;

    . The Russian legal system may not provide protections necessary to enforce legal rights in securities of Russian Companies;

    . The Russian market is subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies and the Russian markets are subject to the negative effects of public corruption and crime. There is also a risk of lawsuits or government intervention arising from restrictive regulations and practices with respect to foreign investments;

    . Accounting, financial and auditing reporting by Russian Companies is less reliable and transparent compared with Western companies;

    . Russia's dependency on export earnings and the corresponding importance of international trade, the prospect of declining currency earnings and reserves and devaluation pressure on the ruble's exchange rate; and

    . Lack of currency hedging instruments to protect against fluctuations in currency exchange rates.

For these and other reasons, the prices of securities of Russian Companies can fluctuate more significantly than the prices of securities of companies in developed countries. An investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

DERIVATIVES RISKS Derivatives can be volatile and involve various types and degrees of risks, including leverage, credit and liquidity risk. The Fund could experience a significant loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

LEVERAGE RISK Leverage transactions, including lending portfolio securities and entering into reverse repurchase agreements, create the risk of magnified capital losses. The risks of leverage include a higher volatility in the net asset value of the Fund's securities, which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. In an extreme case, if the Fund's current investment income is not sufficient to meet the interest expense of leveraging, it may be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

LIQUIDITY RISK Limitations on resale may have an adverse effect on the marketability of a security and the Fund may also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

SMALL COMPANY RISK Russian Companies may be more susceptible to economic or market setbacks because they may be smaller in size, have limited financial resources (e.g. large inter-company debt) and may be less seasoned and experienced in financial reporting or modern management. For these and other reasons, the prices of the securities of Russian Companies can fluctuate more significantly than the securities of larger companies. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

INTEREST RATE RISK Changes in interest rates may effect the value of a debt securities. An increase in interest rates typically causes a fall in the value of the securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.

CREDIT RISK The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amounts, or become illiquid. Higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

    . Are willing to focus your investments in Russian Companies and accept the risks associated with such investments;

    . Are willing to tolerate significant changes in the value of your investment;

    .  Are pursuing a long-term investment goal; and

    .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:

    . Want an investment that pursues market trends or focuses only on particular sectors or industries;

    .  Need regular income or stability of principal; or

    .  Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2006. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the performance of A Shares from year-to-year and how the annual total returns of the Fund's A Shares, C Shares and Institutional Shares compare to a broad measure of market performance.

Prior to February __, 2007, A Shares, C Shares and Institutional Shares of the Fund were classes of Third Millennium Russia Fund, a series of The World Funds, Inc., another mutual fund (the "Predecessor Fund"). The Predecessor Fund maintained the same investment objective and substantially similar investment policies to that of the Fund. The performance of A Shares, C Shares and Institutional Shares for periods prior to February __, 2007 is that of the corresponding class of the Predecessor Fund. The estimated net expenses of each Fund class are expected to be the same as the corresponding class of the Predecessor Fund.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of A Shares for each full calendar year that the Fund has operated.

                             [CHART APPEARS HERE]

                       1999                      150.68%
                       2000                      -29.38%
                       2001                       40.68%
                       2002                       26.43%
                       2003                       73.70%
                       2004                       20.33%
                       2005                       51.85%
                       2006

During the periods shown in the chart, the highest quarterly return was 100.72% (for the quarter ended December 31, 1999) and the lowest quarterly return was -34.94% (for the quarter ended September 30, 1999).

AVERAGE ANNUAL TOTAL RETURN - The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of A Shares as of December 31, 2006, to those of the RTS Index, the Fund's primary benchmark and to the Moscow Times Index, the Fund's former primary benchmark. The RTS Index more accurately represents the focus of the Fund's portfolio as of December 31, 2006. A Shares commenced operations on October 1, 1998.

The table also compares the average annual total return before taxes of C Shares and Institutional Shares to the RTS Index and Moscow Times Index. C Shares commenced operations on December 2, 2003 and Institutional Shares commenced operations on January 29, 2004. After tax returns for C Shares and Institutional Shares will vary.

                                                                      SINCE
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 1 YEAR 5 YEARS INCEPTION
---------------------------------------------------- ------ ------- ---------
A Shares - Return Before Taxes                        ____%   ____%     ____%
A Shares - Return After Taxes on Distributions        ____%   ____%     ____%
A Shares - Return After Taxes on Distributions
and Sale of Fund Shares                               ____%   ____%     ____%
C Shares- Return Before Taxes                         ____%   ____%     ____%
Institutional Shares - Return Before Taxes            ____%   ____%     ____%
RTS INDEX                                             ____%   ____%     ____%
MOSCOW TIMES INDEX                                    ____%   ____%     ____%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The RTS Index is an unmanaged index measuring the performance of 50 of the most liquid and capitalized stocks selected by the RTS Information Committee and is reviewed every three months. 18 companies have common and preferred stocks separately included in the index for a total of 68 stocks. The RTS Information Committee is made up of the executives of the RTS members and independent experts. Unlike performance of the Fund, the RTS Index's performance does not reflect the effect of expenses.

The Moscow Times Index measures the performance of the 50 most liquid and most highly capitalized Russian stocks. The index performance and actual performance can vary widely because of illiquidity and the wide spreads in stock trading. The index does not take these factors into consideration. The Moscow Times Index is unmanaged and reflects reinvestment of all dividends paid by stocks included in the index. Unlike performance of the Fund, the Moscow Times Index's performance does not reflect the effect of expenses.

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in a Fund class. Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund class. Operating expenses, which include fees of the Adviser, are paid out of a Fund class' assets and are factored into a Fund class' share price rather than charged directly to shareholder accounts.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     A               C          INSTITUTIONAL
                                                   SHARES          SHARES          SHARES
                                                   ------          ------       -------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price)            5.75%/(1)(2)/   None                None
Maximum Deferred Sales Charge (Load) Imposed on
  Redemptions (as a percentage of the sale price)    None            2.00%/(3)/          None
Redemption Fee (as a percentage of amount
  redeemed)                                          1.00%/(3)/      None                1.00%/(3)/
Exchange Fee (as a percentage of amount redeemed)    1.00%/(3)/      1.00%/(4)/          1.00%/(3)/

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)

Management Fees                                      1.75%           1.75%               1.75%
Distribution and/or Service (12b-1) Fees             0.25%           1.00%               None
Other Expenses/(4)/                                  x.xx%           x.xx%               x.xx%
Total Annual Fund Operating Expenses/(5)/            x.xx%           x.xx%               x.xx%
Fee Waiver and Expense Reimbursement                 x.xx%           x.xx%               x.xx%
NET EXPENSES/(6)(7)/                                 2.75%           3.50%               2.50%

--------
/(1)/ Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
/(2)/ An initial sales charge of 1.00% is applied to purchases of $1 million or more.
/(3)/ A contingent deferred sales charge ("CDSC") of 2.00% will be charged on C
      Shares exchanged/redeemed within 2 years of purchase.
/(4)/ Shares redeemed or exchanged within 90 days of purchase will be charged a fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.
/(5)/ Based on projected assets and projected annualized expenses for the
      Fund's fiscal year ending August 31, 2007.
/(6)/ The Adviser has contractually agreed to waive its fee and/or reimburse
      Fund expenses to limit total annual operating expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) of A Shares, C Shares and Institutional Shares to 2.75%, 3.50% and 2.50%, respectively, (each and "Expense Cap") through December 31, 2007. The contractual waivers and expense reimbursements may be changed or eliminated with the consent of the Board of Trustees at any time.
/(7)/ The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the Expense Cap if (1) such payment is made within five years of the fees waived and expenses reimbursed; (2) such payment is approved by the Board of Trustees; and (3) the resulting class expenses do not exceed 2.75%, 3.50% and 2.50% for A Shares, C Shares and Institutional Shares, respectively.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund class to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) and then redeem all of your shares at the end of each period (paying the applicable CDSC). The example also assumes that your investment has a 5% annual return, that a Fund class's Total Annual Fund Operating Expenses and Net Expenses (first year only) remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 A      C    INSTITUTIONAL
                                               SHARES SHARES    SHARES
                                               ------ ------ -------------
      1 YEARS................................. $      $      $
      3 YEARS................................. $      $      $

You would pay the following expenses if you did not redeem your shares:

                                                 A      C    INSTITUTIONAL
                                               SHARES SHARES    SHARES
                                               ------ ------ -------------
      1 YEARS................................. $      $      $
      3 YEARS................................. $      $      $

OTHER INVESTMENT STRATEGIES

To manage risk or enhance return, the Fund may invest in derivatives. Trading strategies may be implemented using leverage and may be conducted in any securities, currencies, contracts, bonds, equities, derivatives and other instruments. These may include contracts known as swap agreements, contracts based on indices, futures, options and forwards, financing transactions and any type of contract or instrument based on any, or any combination of any, of the foregoing investments.

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the "Board"). The Board oversees the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Fund's Statement of Additional Information ("SAI").

THE ADVISER

The Fund's Adviser is Third Millennium Investment Advisors, LLC, 1185 Avenue of the Americas, New York, New York 10036. The Adviser only provides investment management services to the Fund and has served as investment adviser to the Fund since its commencement of operations on October 1, 1998.

Subject to the general oversight of the Board, the Adviser is directly responsible for making the investment decisions for the Fund. With respect to the Fund, the Adviser receives an annual advisory fee equal to 1.75% for the first $125 million in average daily net assets of the Fund, 1.50% on the average daily net assets of the Fund in excess of $125 million and not more than $250 million; and 1.25% on the average daily net assets of the Fund over $250 million.

A discussion summarizing the basis on which the Board most recently approved the investment advisory agreements between the Trust and the Adviser will be included in the Fund's semi-annual report for the six months ending
February 28, 200[7].

PORTFOLIO MANAGER

John T. Connor, Jr., the Managing Member of the Adviser, has been the Fund's portfolio manager since its inception on October 1, 1998. Since 1993, Mr. Connor has been involved in several businesses in Russia, including an insurance company and an affiliated financial company, both licensed by the Russian Ministry of Finance. A Phi Beta Kappa graduate of Williams College and a graduate of Harvard Law School, Mr. Connor previously chaired the pension committee of a NYSE-listed company and authored the lead article in an American Bar Association journal on "Russia's Securities Markets" (Fall 1996).

The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.

OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC ("Citigroup") provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Trust's Distributor in connection with the offering of the Fund's shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance Officer, Anti-Money Laundering Compliance Officer and Sarbanes-Oxley certifying officers as well as certain additional compliance support functions to each Fund.

The Distributor and FCS are not affiliated with the Advisor or with Citigroup or its affiliates.

FUND EXPENSES

The Fund pays for its expenses out of its own assets. Expenses of a Fund share class include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund or class. Any fee waiver or expense reimbursement increases a Fund class' investment performance for the period during which the waiver or reimbursement is in effect.

YOUR ACCOUNT

HOW TO CONTACT THE FUND

WRITE TO US AT:

   Third Millennium Russia Fund
   P.O. Box 446
   Portland, Maine
   04112

OVERNIGHT ADDRESS:

   Third Millennium Russia Fund
   Two Portland
   Square
   Portland, Maine
   04101

TELEPHONE US AT:

   (800) 527-9525 (toll free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:

   Citibank, N.A.
   New York, New York
   ABA
   #021000089

FOR CREDIT TO:

   Citigroup Fund Services,
   LLC Account #
   30576692
   Re: (Third Millennium Russia Fund and Class)
   (Your Name)
   (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, each Fund class may accept and process shareholder orders when the New York Stock Exchange is closed, if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares of each Fund class at the NAV per share of that Fund class next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the transfer agent receives your request in proper form (as described in this Prospectus on pages xx through xx). For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day's NAV of the relevant Fund class plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements detailing Fund balances and all transactions completed during the prior quarter and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/ withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

The NAV of each Fund class is determined by taking the market value of each Fund class's total assets, subtracting the class's liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund class. If the Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each business day of the Fund. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV.

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security is principally traded closes early,
(ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which a Fund class calculates its NAV, or
(iii) events occur after the close of the securities markets on which the Fund's portfolio securities primarily trade but before the time as of which each Fund class calculates its NAV.

The Fund's investment in foreign securities is more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim. Similarly, the Fund may invest in the securities of smaller companies and derivatives. The Fund's investment in securities of smaller companies and derivatives are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund class. These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Fund or its agents may enter into arrangements with financial institutions (through which investors may purchase or redeem Fund shares) under which such party, at its own expense, will pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative/shareholder servicing functions (such as sub-transfer agency, recordkeeping, or shareholder communications services) for the benefit of Fund shareholders. Such payments by such party will create an incentive for these financial institutions to recommend that you purchase Fund shares.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Trust's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISCLOSURE OF PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of portfolio securities is available in the Fund's SAI.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Third Millennium Russia Fund" or to one or more owners of the account and endorsed to "Third Millennium Russia Fund." For all other accounts, the check must be made payable on its face to "Third Millennium Russia Fund." A $20 charge may be imposed on any returned checks.

ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

WIRES Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                             MINIMUM INITIAL MINIMUM ADDITIONAL
                                               INVESTMENT        INVESTMENT
                                             --------------- ------------------
INSTITUTIONAL SHARES
   All Accounts                                     $  1,000             $  100
A SHARES
   All Accounts                                     $  1,000             $  100
C SHARES
   All Accounts                                     $  1,000             $  100

The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by Fund officers.

ACCOUNT REQUIREMENTS

TYPE OF ACCOUNT                        REQUIREMENT
---------------                        -------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND    .  Instructions must be signed by all
JOINT ACCOUNTS                            persons required to sign exactly
Individual accounts and sole              as their names appear on the
proprietorship accounts are owned by      account.
one person. Joint accounts have two
or more owners (tenants).              .  Provide a power of attorney or
                                          similar document for each person
                                          that is authorized to open or
                                          transact business for the account
                                          if not a named account owner.

GIFTS OR TRANSFERS TO A MINOR (UGMA,   .  Depending on state laws, you can
UTMA)                                     set up a custodial account under
These custodial accounts provide a        the UGMA or the UTMA.
way to give money to a child and
obtain tax benefits.                   .  The custodian must sign
                                          instructions in a manner
                                          indicating custodial capacity.

BUSINESS ENTITIES                      .  Provide certified articles of
                                          incorporation, a government-
                                          issued business license or
                                          certificate, partnership agreement
                                          or similar document evidencing the
                                          identity and existence of the
                                          business entity.

                                       .  Submit a secretary's (or similar)
                                          certificate listing the person(s)
                                          authorized to open or transact
                                          business for the account.

TRUSTS (INCLUDING CORPORATE PENSION    .  The trust must be established
PLANS)                                    before an account can be opened.

                                       .  Provide the first and signature
                                          pages from the trust document
                                          identifying the trustees.

                                       .  Provide a power of attorney or
                                          similar document for each person
                                          that is authorized to open or
                                          transact business in the account
                                          if not a trustee of the trust.

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. For certain types of accounts, additional information may be required. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under its Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

The investment in foreign securities may make the Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the net asset value of the Fund's shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's calculation of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The investment in securities of smaller companies may make the Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

INVESTMENT PROCEDURES

HOW TO OPEN AN ACCOUNT                 HOW TO ADD TO YOUR ACCOUNT
----------------------                 -------------------------------------
THROUGH A FINANCIAL ADVISER            THROUGH A FINANCIAL ADVISER
Contact your adviser using the method  Contact your adviser using the method
that is most convenient for you.       that is most convenient for you.

BY CHECK                               BY CHECK

..  Call, write us or visit xxxx for    .  Fill out an investment slip from a
   an account application                 confirmation or write us a letter

..  Complete the application (and       .  Write your account number on your
   other required documents)              check

..  Mail us your application (and       .  Mail us the slip (or your letter)
   other required documents) and a        and the check
   check

BY WIRE                                BY WIRE

..  Call, write us, or visit xxxx for   .  Call to notify us of your incoming
   an account application                 wire

..  Complete the application (and       .  Instruct your financial
   other required documents)              institution to wire your money to
                                          us
..  Call us to fax the completed
   application (and other required
   documents), and we will assign you
   an account number

..  Mail us your original application
   (and other required documents)

..  Instruct your financial
   institution to wire your money to
   us

BY ACH PAYMENT                         BY SYSTEMATIC INVESTMENT

..  Call, write us, or visit xxxx for   .  Complete the systematic investment
   an account application                 section of the application

..  Complete the application (and       .  Attach a voided check to your
   other required documents)              application

..  Call us to fax the completed        .  Mail us the completed application
   application (and other required        and voided check
   documents), and we will assign you
   an account number                   .  We will electronically debit the
                                          purchase amount from the financial
..  Mail us your original application      institution account identified on
   (and other required documents)         your account application

..  We will electronically debit the
   purchase amount from the financial
   institution account identified on
   your account application

SYSTEMATIC INVESTMENTS You may invest $100 or more (specified amount of money) in a Fund class once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or its transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with its transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund class processes redemption orders promptly. Under normal circumstances, a Fund class will send redemption proceeds to you within a week. If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may take to 15 calendar days.

                     HOW TO SELL SHARES FROM YOUR ACCOUNT

THROUGH A FINANCIAL ADVISER

..  Contact your adviser by the method that is most convenient for you

BY MAIL

..  Prepare a written request including:

    .  Your name(s) and signature(s)

    .  Your account number

    .  The Fund name and class

    .  The dollar amount or number of shares you want to sell

    .  How and where to send the redemption proceeds

..  Obtain a signature guarantee (if required)

..  Obtain other documentation (if required)

..  Mail us your request and documentation

BY WIRE OR ACH

.. Wire or ACH redemptions are only available if your redemption is for $5,000 or more (except for systematic withdrawals) and you did not decline wire or ACH redemption privileges on your account application

.. Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

..  Mail us your request (See "By Mail")

BY TELEPHONE

.. Call us with your request (unless you declined telephone redemption privileges on your account application)

..  Provide the following information:

    .  Your account number

    .  Exact name(s) in which the account is registered

    .  Additional form of identification

..  Redemption proceeds will be:

    .  Mailed to you OR

    . Electronically credited to your account at the financial institution identified on your account application.

SYSTEMATICALLY

..  Complete the systematic withdrawal section of the application

..  Attach a voided check to your application

..  Mail us your completed application

.. Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE OR ACH REDEMPTION PRIVILEGES You may redeem your shares by wire or ACH unless you declined wire or ACH redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000, except for systematic withdrawals.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are unable to reach the Fund by telephone, you may overnight your redemption order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

    .  Written requests to redeem $100,000 or more;

    .  Changes to a shareholder's record name;

    . Redemptions from an account for which the address or account registration has changed within the last 30 days;

    . Sending redemption and distribution proceeds to any person, address or financial institution account not on record;

    . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; or

    . Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on any redemptions.

REDEMPTION FEE The sale of the Fund's Institutional Shares and A Shares are subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 90 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

.. Redemptions in a deceased shareholder account if such an account is registered in deceased's name;

.. Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

..  Redemptions of shares purchased through a dividend reinvestment program;

..  Redemptions pursuant to a systematic withdrawal plan; and

.. Redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
   Section 403(b) of the IRC.

Certain financial institutions that collect a redemption fee on behalf of the Fund may not recognize one or more of the exceptions to the redemption fee listed above. Customers purchasing shares through a financial institution should contact the institution or refer to the customer's account agreement or plan document for information about how the redemption fee for transactions for the institution's omnibus account or the customer's account is treated and about the availability of the exceptions to the imposition of the redemption fee.

SMALL ACCOUNTS With respect to the Fund, if the value of your account falls below $1,000, the Fund may deduct $50 per year (billed quarterly) from your account or the Fund may close your account and send you the proceeds. If you bring your account balance up to $1,000, no fee or redemption will occur. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. The Fund also reserves the right to waive the $50 per account fee at any time.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

LOST ACCOUNTS The transfer agent may consider your account "lost" if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance, but will be held in an account for a period of time until the transfer agent locates you.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of certain other mutual funds, including other Trust series. For a list of mutual funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences. If you exchange into a fund that imposes a sales charge, you may have to pay that fund's sales charge at the time of the exchange.

In addition, if you exchange Fund shares within 90 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate exchange fees, the Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                HOW TO EXCHANGE

THROUGH A FINANCIAL ADVISER

..  Contact your adviser by the method that is most convenient for you

BY MAIL

..  Prepare a written request including:

    .  Your name(s) and signature(s)

    .  Your account number

    .  The names of each fund (and class) you are exchanging

    .  The dollar amount or number of shares you want to sell (and exchange)

.. Open a new account and complete an account application if you are requesting different shareholder privileges

..  Obtain a signature guarantee, if required

..  Mail us your request and documentation

BY TELEPHONE

.. Call us with your request (unless you declined telephone redemption privileges on your account application)

..  Provide the following information:

    .  Your account number

    .  Exact name(s) in which account is registered

    .  Additional form of identification

CHOOSING A SHARE CLASS

The Fund offers three classes of shares, each of which is designed for specific investors. Sales charges and fees vary between the Fund's classes. You should carefully consider the differences in the fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you. The following is a summary of the differences between Institutional Shares, A Shares and C Shares:

A SHARES                               C SHARES                               INSTITUTIONAL SHARES
--------                               --------                               --------------------
..  Designed for retail investors       .  Designed for retail investors       .  Designed for institutions
   investing individually                 investing individually                 (financial institutions,
                                                                                 corporations and trusts)

..  Initial sales charge of 5.75% or    .  No initial sales charge and         .  No initial or deferred sales charge
   less                                   deferred sales charge of 2.00% on
                                          shares redeemed within two years
                                          of purchase


..  Rule 12b-1 distribution/ service    .  Rule 12b-1 distribution/service     .  No Rule 12b-1 distribution/
   fee equal to 0.25% of the class's      fee equal to 1.00% of the class's      service fee
   average daily net assets               average daily net assets

..  Redemption fee of 1.00% will be     .  No redemption fee                   .  Redemption fee of 1.00% will be
   assessed on shares redeemed within                                            assessed on shares redeemed
   90 days of purchase                                                           within 90 days of purchase

..  Lower expense ratio than C Shares   .  Higher expense ratio than A Shares  .  Lower expense ratio than A
   due to lower Rule 12b-1 fees           due to higher Rule 12b-1 fees          Shares and C Shares because no
                                                                                 Rule 12b-1 distribution/service
                                                                                 fees

For further information on sales charges, please visit www.xxxx.com (click on link titled "Sales Charge Information"), call (800) 527-9525, or consult with your financial adviser.

The following sub-sections summarize information you should know regarding sales charges applicable to purchases of A Shares and C Shares of the Fund. Sales charge information is not posted on the Fund's website as the Fund does not maintain a website at this time.

SALES CHARGE SCHEDULE - A SHARES An initial sales charge is assessed on purchases of A Shares as follows:

                                    SALES CHARGE (LOAD) AS % OF:
                                    -------------------------
                                        PUBLIC       NET ASSET   BROKER/DEALER
AMOUNT OF PURCHASE                  OFFERING PRICE   VALUE/(1)/  REALLOWANCE %
------------------                  --------------   ---------   -------------
$0 but less than $50,000                      5.75%       6.10%           5.00%
$50,000 but less than $100,000                4.50%       4.71%           3.75%
$100,000 but less than $250,000               3.50%       3.63%           2.75%
$250,000 but less than $500,000               2.50%       2.56%           2.00%
$500,000 but less than $1,000,000             2.00%       2.04%           1.75%
$1,000,000 and up                             1.00%       1.01%           1.00%
--------
/(1)/ Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the previous table.

REDUCED SALES CHARGES- A SHARES You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. The Fund permits financial institutions to calculate ROA and LOI based on the financial institution's transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sales charge under ROA, the Fund or its agent will combine the value of your current purchase with the collective value of A Shares of the Fund purchased subject to a sales load (collectively, "Third Millennium Shares") (as of the Fund's prior business day) that were purchased previously for accounts (i) in your name, (ii) in the name of your spouse,
(iii) in the name of you and your spouse, (iv) in the name of your minor child under the age of 21, and (v) sharing the same mailing address ("Accounts"). Accounts also include an individual retirement plan (e.g. Traditional IRA, Roth
IRA) or qualified tuition plan (e.g. Coverdell Education Savings Account) established for the exclusive benefit of a party referenced in items
(i) through (v).

TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children's ages), or other household members and, if requested by your financial institution, the following additional information regarding these Accounts:

    . Information or records regarding Third Millennium Shares held in all accounts in your name at the transfer agent;

    . Information or records regarding Third Millennium Shares held in all accounts in your name at a financial intermediary; and

    . Information or records regarding Third Millennium Shares for Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $50,000 or more in the Fund's A Shares in Accounts within a future period of thirteen months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction. Accounts subject to the LOI must be specifically identified in the LOI.

ELIMINATION OF INITIAL SALES CHARGES - A SHARES Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

    . Institutional retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts;"

    . Investment advisers or financial planners on behalf of their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners;

    . Current or former Trustees, members, officers and employees of the Trust, the Adviser and members of their immediate family (any parent, spouse of a parent, child, spouse of a child, spouse, brother, or sister, and includes step and adoptive relationships), and employees (including immediate family members) of a broker/dealer distributing Fund shares;

    .  Any person who is reinvesting dividends or distributions;

    . Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program for the Fund;

    . Any person who is currently and has continuously been a Fund shareholder since prior to October 1, 2001;

    . A "qualified institutional buyer," as that term is defined under Rule 1944A if the Securities Act of 1933, including but not limited to insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

    . A charitable organization, as defined in Section 501(c)(3) of the IRC as well as other charitable trusts and endowments, investing $50,000 or more,

    . A charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code, and

    . Purchases through brokerage platforms, wrap programs or fund "supermarkets" that offer Fund shares without a sales charge or with a reduced sales charge

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares of the Fund so purchased may not be resold except to the Fund.

CONTINGENT DEFERRED SALES CHARGE SCHEDULE - C SHARES A CDSC of 2.00% is assessed on redemptions of C Shares within two years of purchase. The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied. The Fund reserves the right to waive the CDSC under certain circumstances.

The Distributor pays a sales commission of 1.00% of the offering price of C Shares to brokers that initiate and are responsible for purchases of C Shares.

RULE 12b-1 DISTRIBUTION FEES The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or such other entities (including the Adviser), as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee of up to 0.25% of the average daily net assets of A Shares and 1.00% of the average daily net assets of C Shares. For C Shares, payments under the plan include up to 0.75% for distribution and up to 0.25% for responding to shareholder inquiries regarding the Fund's investment objective, policies and other operational features. The Distributor may pay any fee received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution or shareholder services with respect to A Shares and C Shares.

Because the Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time will increase and may be higher than paying other types of sales charges.

RETIREMENT ACCOUNTS

You may invest in Fund shares through IRA accounts sponsored by the Adviser, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions of the Fund are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets) through 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund's financial performance for the past 5 years. The financial information is that of the Predecessor Fund. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the year ended August 31, 2006 has been audited by ____________. The Fund's financial statements and the report of ____________ are included in the Fund's annual report dated August 31, 2006, which is available upon request, without charge.

[INCORPORATE FINANCIAL HIGHLIGHTS BY B AMENDMENT].

                                    [Logo]

                         THIRD MILLENNIUM RUSSIA FUND
                             INSTITUTIONAL SHARES
                                   A SHARES
                                   C SHARES

                             FOR MORE INFORMATION
                          ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

 The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                              CONTACTING THE FUND

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the
                                   Fund at:

                         Third Millennium Russia Fund
                                 P.O. Box 446
                             Portland, Maine 04112
                          (800) 527-9525 (toll free)

 The Fund's prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Fund's website at
                                 www.xxxx.com.

                SECURITIES AND EXCHANGE COMMISSION INFORMATION

 You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and
  Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                            Washington, D.C. 20549
                      E-mail address: publicinfo@sec.gov

   Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC's website at www.sec.gov.

                                  DISTRIBUTOR

                          Foreside Fund Services, LLC
                               www.foresides.com

                   Investment Company Act File No. 811-3023

STATEMENT OF ADDITIONAL INFORMATION

February __, 2007

INVESTMENT ADVISER:                                THIRD MILLENNIUM RUSSIA FUND
                                                             A SHARES
Third Millennium Investment Advisors, LLC                    C SHARES
1185 Avenue of the Americas, 32nd Floor                INSTITUTIONAL SHARES
New York, New York 10036

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

Citigroup Fund Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 527-9525

This Statement of Additional Information ("SAI") supplements the Prospectus dated February __, 2007 as it may be amended from time to time, offering A Shares, C Shares and Institutional Shares of Third Millennium Russia Fund, a series of Forum Funds. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus, without charge, by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Copies of the Annual Report may be obtained, when available, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS

GLOSSARY...................................................................   1

INVESTMENT POLICIES AND RISKS..............................................   2

INVESTMENT LIMITATIONS.....................................................  12

MANAGEMENT.................................................................  14

PORTFOLIO TRANSACTIONS.....................................................  21

PURCHASE AND REDEMPTION INFORMATION........................................  24

TAXATION...................................................................  25

OTHER MATTERS..............................................................  30

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS............................. A-1

APPENDIX B - PROXY VOTING PROCEDURES....................................... B-1

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Accountant" means Citigroup.

"Administrator" means Citigroup.

"Adviser" means Third Millennium Investment Advisors, LLC, the Fund's investment adviser.

"Board" means the Board of Trustees of the Trust.

"CFTC" means Commodities Future Trading Commission.

"Citigroup" means Citigroup Fund Services, LLC.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Citibank, N.A.

"Distributor" means Foreside Fund Services, LLC.

"Fund" means Third Millennium Russia Fund.

"Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share.

"NRSRO" means a nationally recognized statistical rating organization.

"Russian Company" means a legal entity with one or more of the following elements: (1) it is organized under the laws of, or with a principal office in, Russia; (2) the principal equity securities trading market is in Russia; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investment made, or services performed, in Russia; or (4) it has at least 50% of its assets located in Russia. "Russia" refers to the Russian Federation and the other members of the Commonwealth of Independent States, which together constitute the former Soviet Union (minus the Baltic countries).

"SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

"Transfer Agent" means Citigroup.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1. INVESTMENT POLICIES AND RISKS

The Fund is a non-diversified series of the Trust. This section discusses certain investments that the Fund may make in greater detail than the Fund's Prospectus. The Fund offers three classes: A Shares, C Shares and Institutional Shares. The Fund will make only those investments described below that are in accordance with its investment objectives and policies.

A. EQUITY SECURITIES

The Fund may invest in equity securities of Russian Companies as well as equity securities of issuers located outside of Russia which the Adviser believes will experience growth in revenue and profits from the participation in the development of the economies of the countries comprising the Commonwealth of Independent States (i.e., the territories of the former Soviet Union with the exception of Estonia, Latvia and Lithuania).

1. COMMON AND PREFERRED STOCK

GENERAL. The Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2. CONVERTIBLE SECURITIES

GENERAL. The Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock or other securities that provide an opportunity for equity participation in the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

SECURITY RATINGS INFORMATION. The Fund's investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in: (1) convertible securities that are rated "A" or higher by Moody's or S&P at the time of purchase; and (2) preferred stock rated "A" or higher by Moody's or S&P at the time of purchase. The Fund may purchase unrated convertible securities and preferred stock if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. WARRANTS

GENERAL. The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4. DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") and other types of depositary receipts (collectively, "Depositary Receipts").

ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund invests in Depositary Receipts in order to obtain exposure to foreign securities markets. For purposes of the Fund's investment policies, the Fund's investment in Depositary Receipts will be considered an investment in the underlying security.

RISKS. Unsponsored Depositary Receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B. DEBT SECURITIES

1. GENERAL

GOVERNMENT SECURITIES. The Fund may invest in (1) debt securities issued by Russian Companies or issued or guaranteed by the Russian government (such as Treasury Bills or so-called "GKOs") or a Russian governmental entity, as well as debt securities of governmental issuers outside of Russia.

CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Debentures are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

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ZERO-COUPON SECURITIES. Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon securities must be included ratably in the income of a portfolio (and thus an investor's) as the income accrues, even though payment has not been received. Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations, which distribute income regularly. Zero-coupon securities may be securities that have been stripped of their unmatured interest stream. Zero-coupon securities may be custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Government Securities. The underwriters of these certificates or receipts generally purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government Security. These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government Security. The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

SHORT-TERM DEBT SECURITIES. Short-term debt securities consist of:
(1) obligations of U.S. or Russian governments, and their respective agencies and instrumentalities; (2) bank deposits and bank obligations (including certificates of deposit, banker's acceptances and time deposits) of U.S. or foreign banks denominated in any currency; (3) floating rate securities and other instruments denominated in any currency issued by various governments or international development agencies; and (4) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. companies or Russian Companies. The Fund intends to invest, for temporary defensive purposes, only in short-term debt securities rated, at the time of investment, A or higher by Moody's or S&P or, if unrated by either agency, of equivalent credit quality to securities so rated as determined by the Adviser.

2. RISKS OF DEBT SECURITIES

GENERAL. Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity. Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

INTEREST RATE RISK. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity.

CREDIT RISK. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. The financial condition of an issuer of a debt security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

To limit credit risk, the Fund generally invests in debt that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated debt securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Adviser determines that retaining such security is in the best interests of the Fund.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in APPENDIX A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

RISKS SPECIFIC TO MORTGAGE-BACKED SECURITIES. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or
(2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

RISKS SPECIFIC TO ASSET-BACKED SECURITIES. Like mortgage-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

C. FOREIGN SECURITIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities of Russian Companies ("80% Policy"). The Fund may invest in foreign equity and debt securities including debt securities issued or guaranteed by supranational organizations, corporate debt securities, and bank and holding company debt securities. The Fund's investments may be denominated in foreign currencies, including the European Currency Unit.

Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates;
(3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States ("U.S."). Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

D. OPTIONS AND FUTURES

The Fund may purchase or write covered call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign securities. The Fund may invest in exchange listed foreign currency futures and exchange listed or over-the-counter options on such futures to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the portfolio securities or adversely affect the prices of securities that the Fund intends to purchase or sell at a later date.

The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") with the Fund's Custodian or on the books and records of the Fund in the prescribed amount. Segregated Assets cannot be sold or closed out while the position is maintained, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore the Fund is not subject to registration or regulation as a commodity pool operator under the Act.

1. OPTIONS AND FUTURES CONTRACTS

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

RISKS OF OPTIONS AND FUTURES TRANSACTIONS There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

E. FOREIGN CURRENCY TRANSACTIONS

The Fund will normally conduct currency exchange transactions on a spot or cash basis at the prevailing rate in the foreign exchange market. Any transaction in foreign currencies will be designed to protect the dollar value of assets comprising the Fund's portfolio or assets selected to be acquired by the Fund. The Fund will not speculate in foreign currencies.

The Fund may enter into a forward foreign currency contract to purchase or sell foreign currencies in anticipation of the Fund's currency requirements, and to protect against possible adverse movements in foreign exchange rates. A forward currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Forward contracts are considered "derivatives," financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

CROSS HEDGING The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

PROXY HEDGING To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and buying U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if (1) the Adviser concludes that the Japanese yen is linked to the Euro, (2) the Fund holds securities denominated in yen; and
(3) the Adviser believes that the value of the yen will decline against the U.S. dollar, the Adviser may enter into a contract to sell Euros and buy U.S. dollars.

RISKS. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

F. SWAP ARRANGEMENTS

The Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. The Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement with respect to an equity market index in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

G. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" and "forward commitment" basis (including a delayed delivery basis). Securities purchased on a "when-issued" or "forward commitment basis" are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a "delayed delivery" basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV.

H. SECURITIES LENDING AND REPURCHASE AGREEMENTS. The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements that are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements that must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

I. ILLIQUID AND RESTRICTED SECURITIES

GENERAL. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

RISKS. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

J. INITIAL PUBLIC OFFERINGS

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributed to IPO investments; the impact on the Fund's IPO investments will be magnified if the Fund has a small asset base. Although the IPO market in recent years has been strong, there is no guarantee that it will continue to be so or that suitable IPO's will be available and, as the Fund's assets grow, there is no guarantee that the impact of IPO investing will produce positive performance.

K. TEMPORARY DEFENSIVE POSITION

In order to respond to changes in economic, financial or political conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash and short-term (less than 12 months to maturity) debt securities. Short-term debt securities consist of: (1) obligations of U.S. or Russian governments, and their respective agencies and instrumentalities; (2) bank deposits and bank obligations (including certificates of deposit, banker's acceptances and time deposits) of U.S. or foreign banks denominated in any currency; (3) floating rate securities and other instruments denominated in any currency issued by various governments or international development agencies; and (4) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. companies or Russian Companies. The Fund intends to invest, for temporary defensive purposes, only in short-term debt securities rated, at the time of investment, A or higher by Moody's or S&P or, if unrated by either agency, of equivalent credit quality to securities so rated as determined by the Adviser. A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

L. CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

M. OTHER INVESTMENTS

The Board may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided that such investments would be consistent with the Fund's investment objective and that such investments would not violate the Fund's fundamental investment policies and restrictions.

2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code , if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. The Fund, however, must provide 60 days' prior written notice if it changes its policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in certain types of investments ("80% Policy").

A. FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. The Fund may not:

1. BORROWING MONEY

Borrow money except for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. Notwithstanding the foregoing, to avoid the untimely disposition of assets to meet redemptions, the Fund may borrow up to 33 1/3% of the value of its assets to meet redemptions, provided that it may not make other investments while such borrowings are outstanding.

2. CONCENTRATION

Invest more than 25% of its total assets in securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. DIVERSIFICATION

As to 50% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof), if as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

Purchase stock or securities of an issuer (other than the obligations of the United states or any agency or instrumentality thereof), if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities if such issuer or, more than 10% if any class if the outstanding stock or securities of such issuer.

4. UNDERWRITING ACTIVITIES

Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment ) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

5. MAKING LOANS

Make loans, except that the Fund may (1) lend portfolio securities; and
(2) enter into repurchase agreements secured by U.S. Government Securities.

6. PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities).

7. PURCHASES AND SALES OF COMMODITIES

Purchase or sell commodities or commodities contracts, provided that the Fund may utilize not more than 1% of its assets for deposits or commissions required to enter into forward foreign currency contracts, and financial futures contracts for hedging purposes as described in the prospectus. (Such deposits or commissions are not required for forward foreign currency contracts).

8. ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

9. SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

10. SHORT SALES

Engage in short sales.

11. EXERCISING CONTROL OF ISSUERS

Invest in companies for the purpose of exercising control.

12. PURCHASES ON MARGIN

Purchase securities on margin, except that it may utilize such short-term credits as it may be necessary for clearance of purchases or sales of securities.

13. JOINT PARTICIPATION IN A SECURITIES TRADING ACCOUNT

Participate on a joint or a joint and several basis in any securities trading account.

14. OIL, GAS AND MINERAL EXPLORATION

Invest in interests in oil, gas, or other mineral explorations or development programs.

With respect to the Fund's concentration limitation: (1) financial service companies will be classified according to the end user of their services;
(2) technology companies will be divided according to their products and services; and (3) utility companies will be divided according to their services.

B. NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

1. ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid securities.

3. MANAGEMENT

A. TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Monarch Funds, another investment company (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and officers listed below also serve in the capacities noted below for Monarch Funds with the exception of Mr. Collier and Ms. Bakke who do not serve as officers of Monarch Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is also an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.

                                          TERM OF
                                         OFFICE AND
                            POSITION       LENGTH    PRINCIPAL OCCUPATION(S)
                            WITH THE      OF TIME             DURING
 NAME AND BIRTH DATE         TRUST         SERVED          PAST 5 YEARS
 -------------------     --------------- ---------- ---------------------------
 INDEPENDENT TRUSTEES

 J. Michael Parish       Chairman of the Trustee    Retired; Partner, Wolf,
 Born: November 9, 1943  Board; Trustee; since 1989 Block, Schorr and
                         Chairman,       Chairman   Solis-Cohen LLP (law firm)
                         Compliance      of the     2002 - 2003; Partner,
                         Committee,      Board      Thelen Reid & Priest LLP
                         Nominating      since 2004 (law firm) from
                         Committee and              1995 - 2002.
                         Qualified Legal
                         Compliance
                         Committee

 Costas Azariadis        Trustee         Trustee    Professor of Economics,
 Born: February 15, 1943 Chairman,       since 1989 Washington University
                         Valuation                  (effective 2006);
                         Committee                  Professor of Economics,
                                                    University of
                                                    California-Los Angeles
                                                    1992 - 2006.

 James C. Cheng          Trustee;        Trustee    President, Technology
 Born: July 26, 1942     Chairman,       since 1989 Marketing Associates
                         Audit                      (marketing company for
                         Committee                  small- and medium-sized
                                                    businesses in New England).
 INTERESTED TRUSTEE

 John Y. Keffer          Trustee         Trustee    President, Forum
 Born: July 15, 1942     Chairman,       since 1989 Foundation (a charitable
                         Contracts                  organization) since 2005;
                         Committee                  President, Forum Trust,
                                                    LLC (a non-depository
                                                    trust company) since 1997;
                                                    President, Citigroup Fund
                                                    Services, LLC
                                                    ("Citigroup") 2003 - 2005;
                                                    President, Forum Financial
                                                    Group, LLC ("Forum"), (a
                                                    fund services company
                                                    acquired by Citibank, N.A.
                                                    in 2003).

                                          TERM OF
                                         OFFICE AND
                            POSITION       LENGTH    PRINCIPAL OCCUPATION(S)
                            WITH THE      OF TIME             DURING
NAME AND BIRTH DATE          TRUST         SERVED          PAST 5 YEARS
-------------------      --------------- ---------- --------------------------
OFFICERS

Simon D. Collier         President and   Since      Managing Partner, Foreside
Born: October 22, 1961   Principal       2005       Financial Group, LLC since
                         Executive                  April 2005; Chief
                         Officer                    Operating Officer and
                                                    Managing Director, Global
                                                    Fund Services, Citigroup
                                                    2003-2005; Managing
                                                    Director, Global
                                                    Securities Services for
                                                    Investors, Citibank, N.A.
                                                    1999-2003.

Trudance L. Bakke        Principal       Since      Director, Foreside
Born: August 11, 1971    Financial       2005       Financial Group, LLC since
                         Officer and     (Principal 2006; Product Manager,
                         Treasurer       Financial  Citigroup 2003 - 2006;
                                         Officer    Senior Manager of
                                         since      Corporate Finance, Forum
                                         2006)      1999 - 2003.

Beth P. Hanson           Vice President/ Since      Relationship Manager,
Born: July 15, 1966      Assistant       2003       Citigroup since 2003;
                         Secretary                  Relationship Manager,
                                                    Forum 1999 - 2003.

Sara M. Morris           Vice President  Since      Director and Relationship
Born: September 18, 1963                 2004       Manager, Citigroup since
                                                    2004; Chief Financial
                                                    Officer, The VIA Group,
                                                    LLC (a strategic marketing
                                                    company) 2000 - 2003.

David M. Whitaker        Secretary       Since      Product Manager, Citigroup
Born: September 6, 1971                  2004       since 2004; Assistant
                                                    Counsel, PFPC, Inc. (a
                                                    fund services company)
                                                    2000 - 2004.

B. TRUSTEE OWNERSHIP IN THE FUND AND IN THE FAMILY OF INVESTMENT COMPANIES

                                               AGGREGATE DOLLAR RANGE OF
                       DOLLAR RANGE OF        OWNERSHIP AS OF DECEMBER 31,
                     BENEFICIAL OWNERSHIP  2006 IN ALL REGISTERED INVESTMENT
                      IN THE FUND AS OF     COMPANIES OVERSEEN BY TRUSTEE IN
TRUSTEES              DECEMBER 31, 2006     FAMILY OF INVESTMENT COMPANIES.
--------             -------------------- ------------------------------------
INTERESTED TRUSTEES
John Y. Keffer

INDEPENDENT TRUSTEES
Costas Azariadis
James C. Cheng
J. Michael Parish

C. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2006, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D. INFORMATION CONCERNING TRUST COMMITTEES

1. AUDIT COMMITTEE

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

2. NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for Trustee recommended by security holders.

3. VALUATION COMMITTEE

The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board.

4. QUALIFIED LEGAL COMPLIANCE COMMITTEE

The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust.

5. CONTRACTS COMMITTEE

The Contracts Committee, which meets when necessary, consists of all of the Trustees. The Contracts Committee reviews the Trust's service provider contracts and fees in connection with their periodic approval.

6. COMPLIANCE COMMITTEE

The Compliance Committee, which meets when necessary, consists of all of the Trustees and the Trust's Chief Compliance Officer ("CCO"). The Compliance Committee oversees the Trust's CCO and any compliance matters that arise and relate to the Trust.

E. COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 ($750 for the Chairman) for each short special Board meeting attended and $1,500 ($2,250 for the Chairman) for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $3,000 annual stipend will be paid to each Trustee who serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by the Fund and the Fund Complex over a twelve-month period.

                                                         TOTAL COMPENSATION
                                            COMPENSATION FROM TRUST AND FUND
   TRUSTEE                                   FROM FUND         COMPLEX
   -------                                  ------------ -------------------
   Costas Azariadis                         $            $
   James C. Cheng                           $            $
   J. Michael Parish                        $            $

F. INVESTMENT ADVISER

1. SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2. OWNERSHIP OF ADVISER

The Adviser is a privately held, limited liability company operating under the laws of Delaware. The Adviser is controlled by Mr. John T. Connor, Jr., the Fund's portfolio manager and Messrs. James Melcher and John Pasco, III.

3. INFORMATION REGARDING PORTFOLIO MANAGER

The following information regarding Mr. John T. Connor, Jr., the Fund's portfolio manager, is as of December 31, 2006 and has been provided by the Adviser.

OTHER ACCOUNTS UNDER MANAGEMENT. The Fund is the Adviser's sole client and therefore, Mr. Connor does not service any other registered investment companies, pooled investment vehicles or other accounts.

INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGER. Mr. Connor owns an equity membership interest in the Adviser. For his services, Mr. Connor receives a fixed annual salary. Mr. Connor does not receive any compensation that is based upon the Fund's pre-or after-tax performance, or the value of the Fund's assets. Mr. Connor does not receive any special or additional compensation from the Adviser for his services as the Fund's portfolio manager. Mr. Connor is entitled to receive distributions, if any, of a portion of the Adviser's net profits.

PORTFOLIO MANAGER OWNERSHIP IN THE FUND. As of December 31, 2006, the Fund had not commenced operations and thus the portfolio manager did not own any shares of the Fund.

4. FEES

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee, if not waived, is accrued daily by the Fund and is assessed to each class based on average net assets for the previous month. The Adviser's fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its future clients with respect to assets they invested in the Fund. If and when a client has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client. As indicated above, the Fund is the Adviser's sole client at the present time.

Advisory fee information is not provided because the Fund has not commenced operations prior to the date of this SAI.

5. OTHER PROVISIONS OF ADVISORY AGREEMENT

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon its assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

G. DISTRIBUTOR

1. DISTRIBUTION SERVICES

The Distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, 1/st/ Floor, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Collier is an affiliate of the Trust and the Distributor as he serves as an officer of each entity.

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of the Fund (see "Purchases through Financial Institutions").

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain Financial Institutions, the sales charge paid by the purchasers of A Shares and the contingent deferred sales charge assessed on certain redemptions of C Shares.

2. DISTRIBUTION PLAN - (A AND C SHARES)

The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or any other entity approved by the Board (collectively, "payees") as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Fund and 1.00% (0.75% represents distribution fees and 0.25% represents shareholder servicing fees) of the average daily net assets of C Shares. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund. The plan is a core component of the ongoing distribution of A Shares. Mr. Collier, an officer of the Trust and principal of the Distributor, has a direct financial interest in the operations of the plan due to his ownership interest in the Distributor.

The plan provides that payees may incur expenses for distribution and service activities including but are not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of A and C Shares and
(2) providing services to holders of shares related to their investment in A and C Shares of the Fund, including without limitation providing assistance in connection with responding to the Fund's shareholder inquiries regarding the Fund's investment objective, policies and other operational features, and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of the Fund's A and C Shares, or who provides shareholder servicing such as responding to the Fund's shareholder inquiries regarding the Fund's operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of the Fund's shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Adviser or others in connection with the offering of the Fund's shares for sale to the public.

The plan requires the payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made. The plan obligates the Fund to compensate a payee for services and not to reimburse it for expenses incurred.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution/shareholder servicing pursuant to the plan without approval by shareholders of all A Shares and that other material amendments of the plan must be approved by the Independent Trustees. The plan may be terminated with the respect to the Fund's A Shares and C Shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of the applicable Fund's A Shares and C Shares.

Information regarding the distribution fee is not provided because the Fund has not commenced operations prior to the date of this SAI.

3. COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO"), an Anti-Money Laundering Compliance Officer ("AMLCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO, AMLCO, and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, FCS receives a fee from all Trust series for which the Adviser provides advisory services (each a "Third Millennium Series") as follows (i) $22,500 (allocated equally to all Third Millennium Series), (ii) $5,000 per Third Fund Millennium Series; and an
(ii) annual fee equal to 0.01% of each Third Millennium Series' average daily net assets, subject to an annual maximum of $20,000 per fund.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by FCS with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, FCS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, FCS and certain related parties (such as officers of FCS or certain officers of the Distributor and persons who control FCS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS's actions or omissions, except for any act or omission resulting from FCS's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Compliance Services fee information is not provided because the Fund has not commenced operations prior to the date of this SAI.

H. OTHER FUND SERVICE PROVIDERS

1. ADMINISTRATOR

As Administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator administers the Trust's operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator's responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and annual and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Trust's tax returns, the preparation of financial statements and related reports to the Trust's shareholders, the SEC and state and other securities administrators; (4) provide the Trust with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Trust's investment advisers in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the oversight of the Trust's counsel and with the cooperation of the Advisers, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

For administration, fund accounting and transfer agency services, Citigroup receives 0.125% on the first $300 million of the combined assets of all Trust series for which the Adviser provides advisory services ("Third Millennium Series"); 0.10% on the next $300 million on the combined assets of all Third Millennium Series; 0.075% on the next $150 million of the combined assets of all Third Millennium Series; and 0.05% on Third Millennium Series' assets over $750 million ("Bundled Fee"). The Bundled Fee is subject to a per month minimum fee equal to $9,500 times the number of Third Millennium Series. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to the Fund.

The Administration Agreement with respect to the Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Administration fee information is not provided because the Fund has not commenced operations prior to the date of this SAI.

2. FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, Citigroup provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its administration, fund accounting and transfer agency services, Citigroup receives a Bundled Fee. In addition to the Bundled Fee, Citigroup also receives from each Third Millennium Series the following compensation relating to fund accounting services rendered: $2,000 per month for each class above one, $500 per month for each investment adviser above one, and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. With respect to the Third Millennium Series, Citigroup also receives $1,000 per month for each additional fiscal year above one. The fees paid to the Accountant are accrued daily by the Fund and are paid monthly based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.

Fund Accountant fee information is not provided because the Fund has not commenced operations prior to the date of this SAI.

3. TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

4. CUSTODIAN

Citibank, N.A. is the Custodian for the Fund and safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.

For its services, Citibank, N.A. receives a monthly maintenance fee of $300, plus certain other transaction fees and asset-based fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5. LEGAL COUNSEL

______________________-, passes upon legal matters in connection with the issuance of shares of the Trust.

6. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

______________________-, an independent registered public accounting firm, has been selected as auditor for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

4. PORTFOLIO TRANSACTIONS

A. HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. COMMISSIONS PAID

Commission information is not provided because the Fund has not commenced operations prior to the date of this SAI.

C. ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D. CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions (which is negotiable in the case of U.S. national securities exchanges but which is generally fixed in the case of foreign exchange transactions), the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may consider payments made by brokers effecting transactions for the Fund. These payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

E. OBTAINING RESEARCH FROM BROKERS

The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. To the extent the Adviser begins management of client accounts other than the Fund, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Fund's investors, since the Adviser has no other clients at the present time.

F. COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G. TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H. OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund will be made independently from those for any other account or investment company that may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I. PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

J. SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or
(3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

K. PORTFOLIO HOLDINGS

Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of the Fund's annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report. Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Fund's latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund's latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Fund may make publicly available, on a monthly basis, information regarding the Fund's holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable, to rating agencies for use in developing a rating for the Fund.

The Fund's nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund's operation that the Fund has retained them to perform. The Fund's Adviser, who manages the Fund's portfolio, has regular and continuous access to the Fund's portfolio holdings. In addition, the Fund's Adviser, Administrator, Custodian, Distributor and Fund Accountant as well as proxy voting services
(ISS), mailing services and financial printers may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. The Fund's Trustees and officers, legal counsel to the Fund and to the Independent Trustees, and the Fund's independent registered public accounting firm may receive portfolio holdings information on an as needed basis. Mailing services
(ADP) and financial printers (currently RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter.

From time to time the Adviser also may disclose nonpublic information regarding the Fund's portfolio holdings to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons ("Recipients") that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Compliance Committee of the Board determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will implement or have in place procedures to monitor compliance by its employees with the term of the confidentiality agreement; and
(3) upon request from the Adviser or the Fund, will return or promptly destroy the information. The Compliance Committee shall report to the Board of Trustees at the next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Compliance Committee's reasons for determining to permit such disclosure.

No compensation is received by the Fund, nor, to the Fund's knowledge, paid to the Adviser or any other party, by any service provider or any other person in connection with the disclosure of the Fund's portfolio holdings. With respect to the Trustees, its officers, the Adviser, the Administrator and the Distributor, the Board has approved codes of ethics (collectively, "Codes") that are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. In addition, the Fund's service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Fund's portfolio holdings disclosure policy is subject to periodic review by the Board. In order to help ensure that the Fund's portfolio holdings disclosure policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board on such disclosure. In addition, the Board will receive any interim reports that are required by the portfolio disclosure policy or that the CCO may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Adviser, principal underwriter or any affiliate of the Fund, the Adviser or principal underwriter will be reported to the Board for appropriate action. There is no assurance that the Fund's portfolio holdings disclosure policy will protect the Fund against potential misuse of holdings information by individuals or firms in possession of that information.

5. PURCHASE AND REDEMPTION INFORMATION

A. GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

Each Fund class accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B. ADDITIONAL PURCHASE INFORMATION

Shares of the Fund or class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of a Fund class may be higher than a Fund class's NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1. IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2. UGMAs/UTMAs

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

3. PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.

C. ADDITIONAL REDEMPTION INFORMATION

You may redeem shares of the Fund at the NAV per share minus any applicable redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1. SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2. REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D. NAV DETERMINATION

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E. DISTRIBUTIONS

Distributions of net investment income will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A. QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is August 31 (the same as the Fund's fiscal year end).

1. MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

    . The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

    . The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

    . The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2. FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B. FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. Dividends paid by corporations incorporated in certain territories of the former Soviet Union (other than any territory, such as the Russian Federation, which has entered into its own comprehensive income tax treaty with the United States) will generally not be qualified dividend income unless the stock on which the dividends are paid is readily tradable on an established securities market in the United States. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C. CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

D. FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E. SALE, EXCHANGE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F. BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.

G. FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. You generally would be exempt from Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

H. STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

I. FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

7. OTHER MATTERS

A. THE TRUST AND ITS SHAREHOLDERS

1. GENERAL INFORMATION

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following series:

Absolute Strategies Fund/(1)/
Adams Harkness Small Cap Growth Fund
Austin Global Equity Fund
Auxier Focus Fund/(2)/
Brown Advisory Growth Equity Fund/(3)/
Brown Advisory Intermediate Income Fund/(3)/
Brown Advisory International Fund/(4)/
Brown Advisory Maryland Bond Fund/(4)/
Brown Advisory Opportunity Fund/(3)/
Brown Advisory Real Estate Fund/(4)/
Brown Advisory Small-Cap Growth Fund/(5)/
Brown Advisory Small-Cap Value Fund/(3)/
Brown Advisory Value Equity Fund/(3)/
DF Dent Premier Growth Fund
Dover Responsibility Fund/(1)/
Flag Investors - Equity Opportunity Fund/(3)/
Flag Investors - Income Opportunity Fund/(3)/
Fountainhead Special Value Fund
Golden Large Core Value Fund/(6)/
Golden Small Core Value Fund/(6)/
Jordan Opportunity Fund
Mastrapasqua Growth Fund
Merk Hard Currency Fund/(6)/
Payson Total Return Fund
Payson Value Fund
Polaris Global Value Fund
SteepleView Fund
Third Millennium Russia Fund/(1)/
Winslow Green Growth Fund/(6)/

--------
/(1)/ The Trust offers shares of beneficial interest in Institutional, A and C classes of this series.
/(2)/ The Trust offers shares of beneficial interest in Investor, A and C classes of this series.
/(3)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series. Currently. A Shares of Brown Advisory Opportunity Fund are not publicly offered.
/(4)/ The Trust offers shares of beneficial interest in an Institutional class of this series.
/(5)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series. The Fund has ceased the public offering of D Shares. This means that the class is closed to new investors and current shareholders cannot purchase additional shares except through a pre-established reinvestment program.
/(6)/ The Trust offers shares of beneficial interests in Institutional and Investor classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each series and classes thereof will continue indefinitely until terminated.

2. SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3. SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B. FUND OWNERSHIP

As of October 31, 2006, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Fund. Also as of that date, no shareholders of record owned 5% or more of the shares of the Fund.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of October 31, 2006, no shareholder may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.

C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. PROXY VOTING PROCEDURES

Copies of the proxy voting procedures of the Trust and the Adviser are included in APPENDIX B. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by contacting the Transfer Agent at (800) 527-9525 and (2) on the SEC's website at www.sec.gov.

E. CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

F. REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A. CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.     MOODY'S

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

       Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.     S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC     An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

       The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

B.     PREFERRED STOCK

1.     MOODY'S

Aaa An issue that is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa An issue that is rated "Aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.     S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C       A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.      SHORT TERM RATINGS

1.      MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        .  Leading market positions in well-established industries.

        .  High rates of return on funds employed.

        . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        . Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT     Issuers rated Not Prime do not fall within any of the Prime rating
PRIME   categories.

2.      S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - PROXY VOTING PROCEDURES

                                  FORUM FUNDS
                                 MONARCH FUNDS

                POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                 JULY 31, 2003
                         AS AMENDED SEPTEMBER 14, 2004

   SECTION 1. PURPOSE

   Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

   This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by the Fund.

   SECTION 2. RESPONSIBILITIES

   (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

   The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

   The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

   (B) Proxy Manager. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

   SECTION 3. SCOPE

   These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

   SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

   (A) GENERAL

       (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If
       (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

       (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

       (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

   (B) ROUTINE MATTERS

   As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

       (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

       (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

       (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

   (C) NON-ROUTINE MATTERS

       (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

       (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

       (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

       (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

       (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

   (D) CONFLICTS OF INTEREST

   Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

   If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

   (E) ABSTENTION

   The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                                    PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS


(a)      Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b)      By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment
         No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

(c)      See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d) (1)  Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2)  Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit
         incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May
         26, 1998, accession number 0001004402-98-000307).

    (3)  Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit
         incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June
         8, 1998, accession number 0001004402-98-000339).

    (4)  Investment Advisory Agreement between Registrant and Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

    (5)  Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit
         incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July
         29, 2005, accession number 0001275125-05-000362).

    (6)  Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

    (7)  Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

    (8)  Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia
         International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

    (9)  Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital
         Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

    (10) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit
         incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on
         February 24, 2006, accession number 0001275125-06-000062).

    (11) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (12) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 180 via Edgar on September 27,
         2005, accession number 0001275125-05-000478).

    (13) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc.
         (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via
         EDGAR on July 29, 2005, accession number 0001275125-05-000362).

    (14) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit
         incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on
         May 6, 2005, accession number 0001275125-05-000241).

    (15) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute
         Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment
         No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (16) Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (17) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC
         (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (18) Interim Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit
         incorporated by reference as filed as Exhibit (d)(25) in post-effective amendment No. 188 via EDGAR on
         February 24, 2006, accession number 0001275125-06-000062).

    (19) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit
         incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on
         April 28, 2006, accession number 0001193125-06-093182.

    (20) Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit
         incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on
         December 28, 2005, accession number 0001275125-05-000626).

    (21) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding
         Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

    (22) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners
         Limited regarding Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit
         (d)(28) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number
         0001193125-06-218204).

    (23) Investment Advisory Agreement between Registrant and Alex. Brown Investment Management regarding
         Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit
         incorporated by reference as filed as Exhibit (d)(23) in post-effective amendment No. 198 via EDGAR on
         November 28, 2006, accession number 0001193125-06-243002).

    (24) Form of Investment Advisory Agreement between Registrant and Third Millennium Investment Advisors,
         LLC regarding Third Millennium Russia Fund to be filed by further amendment.

(e) (1)  Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-
         effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-
         000540).

    (2)  Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit (e)(2)) in post-effective amendment No.
         195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

    (f)  None.

(g) (1)  Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to
         Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

    (2)  Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(h) (1)  Administration Agreement between Registrant and Forum Administrative Services, LLC dated
         September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment
         No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

    (2)  Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24,
         2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via
         EDGAR on December 31, 2003, accession number 0001004402-03-000651).

    (3)  Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated
         November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment
         No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

    (4)  Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement
         relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-
         effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-
         000530).

    (5)  Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund
         (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (6)  Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund
         (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via
         EDGAR on April 3, 2001, accession number 0001004402-01-000118).

    (7)  Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap
         Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No.
         142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

    (8)  Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund
         (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via
         EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (9)  Shareholder Service Plan of Registrant dated September 22, 2004 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on
         December 28, 2005, accession number 0001275125-05-000626).

    (10) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding
         Fountainhead Special Value Fund dated February 28, 2006 (Exhibit incorporated by reference as filed as
         Exhibit (h)(12) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number
         0001275125-06-000062).

    (11) Contractual Fee Waiver Agreement between Registrant and Winslow Management Company, LLC (Exhibit
         incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 198 via EDGAR on
         November 28, 2006, accession number 0001193125-06-243002).

    (12) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent
         Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective amendment No. 193 via EDGAR on July 31, 2006 accession number 0001275125-06-000276).

    (13) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding
         Adams Harkness Small Cap Growth Fund dated March 30, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number
         0001193125-06-088043)

    (14) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding
         Auxier Focus Fund dated October 16, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-
         218204).

    (15) Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding
         Absolute Strategies Fund dated November 22, 2005 (Exhibit incorporated by reference as filed as Exhibit
         (h)(19) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number
         0001275125-06-000062).

    (16) Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management
         LLC regarding Dover Responsibility Fund dated March 1, 2006 (Exhibit incorporated by reference as filed as
         Exhibit

         (h)(21) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number
         0001275125-06-000062).

    (17) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated
         regarding Brown Advisory Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-
         093182)

    (18) Form of Contractual Fee Waiver Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit
         incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 195 via EDGAR on
         September 15, 2006 accession number 0001275125-06-000394.)

    (19) Form of Contractual Fee Waiver Agreement between Registrant and Third Millennium Investment Advisors,
         LLC regarding Third Millennium Russia Fund to be filed by further amendment.

    (20) Compliance Services Agreement between Registrant and Foreside Compliance Services, LLC dated October
         1, 2004 as amended and restated June 1, 2005 and August 8, 2006 (Exhibit (h)(22) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

(i)      None.

(j)      None.

(k)      None.

(l)      Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May
         26, 1998, accession number 0001004402-98-000307).

(m) (1)  Rule 12b-1 Plan adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown
         Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth
         Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory
         Intermediate Income Fund, Dover Responsibility Fund, Golden Large Core Value Fund, Golden Small Core
         Value Fund, Merk Hard Currency Fund, Shaker Fund, SteepleView Fund, Flag Investors - Equity
         Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

(n) (1)  Rule 18f-3 Plan dated August 1, 2002 (as amended February 13, 2006) adopted by Registrant for Brown
         Advisory Small-Cap Growth Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Value
         Equity Fund, Brown Advisory Growth Equity Fund , Brown Advisory International Fund, Brown Advisory
         Maryland Bond Fund, Brown Advisory Real Estate Fund, Brown Advisory Opportunity Fund and Brown
         Advisory Small-Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(2) in post-
         effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-
         000062).

    (2)  Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C
         Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via
         EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (3)  Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
         0001275125-05-000241).

    (4)  Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
         0001275125-05-000241).

    (5)  Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
         0001275125-05-000241).

    (6)  Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value
         Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via
         EDGAR on August 12, 2005, accession number 0001275125-05-000389).

    (7)  Rule 18f-3 Plan adopted by Registrant for Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

    (8)  Rule 18f-3 Plan adopted by Registrant for Flag Investors - Equity Opportunity Fund and Flag Investors -
         Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

    (9)  Rule 18f-3 Plan adopted by Registrant Third Millennium Russia Fund to be filed by further amendment.

(p) (1)  Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-
         effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

    (2)  Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number
         0001275125-05-000327).

    (3)  Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-
         000327).

    (4)  Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number
         0001004402-00-000283).

    (5)  Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as
         Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number
         0001275125-04-000419).

    (6)  Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit
         (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-
         00-000185).

    (7)  Code of Ethics adopted by Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number
         0001275125-05-000626).

    (8)  Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as
         Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number
         0001004402-01-500127).

    (9)  Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as
         Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number
         0001275125-05-000122).

    (10) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

    (11) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number
         0001193125-06-088043)

    (12) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as
         Exhibit (p)(14) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number
         0001193125-06-218204).

    (13) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

    (14) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as
         Exhibit (p)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number
         0001193125-06-088043)

  (15) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as
       Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number
       0001275125-04-000419).

  (16) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit
       (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number
       0001275125-05-00085).

  (17) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
       0001275125-05-000241).

  (18) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as
       Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number
       0001275125-04-000419).

  (19) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as
       Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
       0001275125-05-000241).

  (20) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit
       (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-
       05-000241).

  (21) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit
       (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-
       05-000215).

  (22) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

  (23) Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

  (24) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as
       Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
       0001275125-05-000241).

  (25) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as
       Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
       0001275125-05-000215).

  (26) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as
       Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
       0001275125-05-000215).

  (27) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

  (28) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as
       Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
       0001275125-05-000215).

  (29) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as
       Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
       0001275125-05-000215).

  (30) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as
       Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
       0001275125-05-000215).

(31) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
     0001275125-05-000241).

(32) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as
     Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
     0001275125-05-000215).

(33) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as
     Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
     0001275125-05-000215).

(34) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit
     (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-
     05-000215).

(35) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(36) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as
     Exhibit (p)(38) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number
     0001193125-06-088043)

(37) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as
     Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number
     0001275125-05-000478).

(38) Code of Ethics adopted by Alex. Brown Investment Management (to be filed by further amendment).

(39) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit
     (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-
     000327).

(40) Code of Ethics of Third Millennium to be filed by further amendment.


Other Exhibits:

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
    J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (A) in post-effective amendment
    No. 187 via EDGAR on December 28, 2005, accession number
    0001275125-05-000626).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

   None

ITEM 25. INDEMNIFICATION

   In accordance with Section 3803 of the Delaware Business Trust Act,
   Section 10.02 of Registrant's Trust Instrument provides as follows:

"10.02. INDEMNIFICATION

   (a) Subject to the exceptions and limitations contained in Section (b) below:

      (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

      (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

   (b) No indemnification shall be provided hereunder to a Covered Person:

      (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

      (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

          (A) By the court or other body approving the settlement;

          (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

          (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

   (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

   (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

   (e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

   (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

   With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

   "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

   With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Alex. Brown Investment Management; Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Mastrapasqua & Associates; Merk Investments, LLC; Polaris Capital Management, Inc.; Spears, Grisanti & Brown, LLC; Windowpane Advisors, LLC; and Winslow Capital Management, LLC provide similarly as follows:

   "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

   With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

   "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

   After receipt of the Distributor's notice of termination under
   Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

   (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

   (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

      (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

      (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
   Section 7 of this Agreement ("Trust Claims").

   (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

   (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

   (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

   (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

   (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

   (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Winslow Management Company, LLC

   The following chart reflects the directors and officers of Winslow, including their business connections, which are of a substantial nature. The address of Winslow is 99 High Street, 12th Floor, Boston, Massachusetts 02104 and,
   unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                   Title                          Business Connection
 ---------------------- ------------------------------ -----------------------
 Jack W. Robinson       President and Chief Investment Winslow, Adams Harkness
                        Officer                        Financial Group
 Elizabeth Cluett Thors Partner                        Winslow
 Matthew W. Patsky      Partner                        Winslow

(b) AH Lisanti Capital Growth, LLC

   The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5/th/ Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name         Title     Business Connection
------------ --------- --------------------------------
Mary Lisanti President AH Lisanti
John Adams   Chairman  AH Lisanti, Canaccord Adams Inc.
Kevin Dunn   Director  AH Lisanti, Canaccord Adams Inc.

(c) Austin Investment Management, Inc.

   The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

Name          Title                           Business Connection
------------- ------------------------------- -------------------
Peter Vlachos Director, President, Treasurer,
              Secretary                             Austin

(d) Auxier Asset Management LLC

   The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name             Title                   Business Connection
---------------- ----------------------- -------------------
James J. Auxier  Chief Executive Officer       Auxier
Shauna C. Tweedy Chief Financial Officer       Auxier

(e) Brown Investment Advisory Incorporated

   The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name               Title                         Business Connection
 ------------------ ----------------------------- -----------------------------
 Michael D. Hankin  President & Director          Brown
                    Director and Chief Executive  Brown Investment Advisory and
                    Officer, Trustee              Trust Company

                    Director, President and Chief Brown Advisory Holdings,
                    Executive Officer             Incorporated

 David M. Churchill Treasurer & Director          Brown
                    Treasurer and Chief Financial Brown Investment Advisory and
                    Officer                       Trust Company
                    Treasurer and Chief Financial Brown Advisory Holdings,
                    Officer                       Incorporated

Christopher Laia   Secretary                Brown
                   Secretary                Brown Investment Advisory and
                                            Trust Company
                   Secretary                Brown Advisory Holdings,
                                            Incorporated
Patrick J. Ventura Chief Compliance Officer Brown

(f) Cardinal Capital Management, L.L.C.

   The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                  Title                             Business Connection
--------------------- --------------------------------- -------------------
Amy K. Minella        Managing Partner                       Cardinal
Eugene Fox            Managing Director                      Cardinal
Robert B. Kirkpatrick Managing Director                      Cardinal
Thomas J. Spelman     Managing Director/Chief Financial
                      Officer/Chief Compliance Officer       Cardinal

(g) D.F. Dent and Company, Inc.

   The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                  Title                        Business Connection
--------------------- ---------------------------- -------------------
Daniel F. Dent        President and Treasurer           D.F. Dent
Sutherland C. Ellwood Vice President                    D.F. Dent
Thomas F. O'Neil      Vice President and Secretary      D.F. Dent
Linda W. McCleary     Vice President                    D.F. Dent

(h) Golden Capital Management, LLC

   The following chart reflects the directors and officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name               Title                        Business Connection
------------------ ---------------------------- -------------------------
Greg Golden        Principal, President & CEO   Golden Capital Management
Jeff C. Moser      Principal, Managing Director Golden Capital Management
Jonathan Cangalosi Managing Director            Golden Capital Management
Lynette Alexander  Managing Director & CCO      Golden Capital Management
Robi Elnekave      Managing Director            Golden Capital Management

(i) H.M. Payson & Co.

   The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

Name                 Title                        Business Connection
-------------------- ---------------------------- -------------------
John C. Downing      Managing Director, Treasurer  H.M. Payson & Co.
Thomas M. Pierce     Managing Director             H.M. Payson & Co.
Peter E. Robbins     Managing Director             H.M. Payson & Co.
John H. Walker       Managing Director, President  H.M. Payson & Co.
Teresa M. Esposito   Managing Director             H.M. Payson & Co.
John C. Knox         Managing Director             H.M. Payson & Co.
Harold J. Dixon      Managing Director             H.M. Payson & Co.
Michael R. Currie    Managing Director             H.M. Payson & Co.
William O. Hall, III Managing Director             H.M. Payson & Co.

(j) King Investment Advisors, Inc.

   The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name              Title                         Business Connection
 ----------------- ----------------------------- -----------------------------
 Roger E. King     Chairman and President        King
 John R. Servis    Director                      King
                   Owner, Commercial Real Estate John R. Servis Properties
                                                 602 Hallie, Houston, TX 77024
 Pat H. Swanson    Compliance Officer            King
 Jane D. Lightfoot Secretary/Treasurer           King

(k) Mastrapasqua & Associates, Inc.

   The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                  Title                                Business Connection
 --------------------- ------------------------------------ -------------------
 Frank Mastrapasqua    Chairman, CEO and Portfolio Manager     Mastrapasqua
 Mauro M. Mastrapasqua First Vice President-E Commerce and     Mastrapasqua
                       Strategy Associate Portfolio Manager

(l) Philadelphia International Advisors, LP

   The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------  ------------------------------
Andrew B. Williams, CFA                Chief Investment Officer and           PIA
                                       Lead Portfolio Manager
                                       Treasurer                              Treasurer, Germantown Friends'
                                                                              School
                                                                              31 West Coulter Street
                                                                              Philadelphia, PA 19144
Robert C. Benthem de Grave             Portfolio Manager                      PIA
Frederick B. Herman, III, CFA          Portfolio Manager                      PIA
Peter W. O'Hara, CFA                   Portfolio Manager                      PIA
Christopher S. Delpi, CFA              Director of Research                   PIA
James S. Lobb                          Managing Director of Sales & Service   PIA
                                       Board Member                           Riddle Memorial Hospital
                                                                              1068 West Baltimore Pike
                                                                              Media, PA 19063
Scott E. Decatur, PhD                  Director of Quantitative Research      PIA
Thomas R. Angers, CFA                  Research Analyst                       PIA
Wei Huang, PhD                         Research Analyst                       PIA
Kent E. Weaver, Jr., CFA               Director of Client Service/CCO         PIA

(m) Polaris Capital Management, Inc.

   The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                   Title                        Business Connection
---------------------- ---------------------------- ------------------------------
Bernard R. Horn, Jr.   President, Portfolio Manager Polaris
Edward E. Wendell, Jr. Treasurer                    Polaris
                       President                    Boston Investor Services, Inc.

(n) Spears, Grisanti & Brown, LLC

   The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17/th/ Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------  ------------------------
William G. Spears                      Director and Principal                 Spears, Grisanti & Brown
Vance C.Brown                          Principal                              Spears, Grisanti & Brown
Christopher C. Grisanti                Principal                              Spears, Grisanti & Brown

(o)Windowpane Advisors, LLC

   The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name               Title           Business Connection
------------------ --------------- -------------------
Michael Stolper    Managing Member     Windowpane
Barbara Ann Malone Managing Member     Windowpane

(p) Hellman, Jordan Management Co., Inc.

   The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------  -------------------
Gerald R. Jordan, Jr.                  Chairman                                     Hellman
Gerald Reid Jordan                     President                                    Hellman
Nicholas Gleysteen                     Senior Vice President                        Hellman
Susan G. Lynch                         Vice President                               Hellman
Luke Murphy                            Vice President                               Hellman
Ethan T. Brown                         Vice President                               Hellman

(q) Walter Scott & Partners Limited

   The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------- -------------------
Walter G. Scott                        Chairman                                  Walter Scott
John Clark                             Director                                  Walter Scott
Marilyn R. Harrison                    Director                                  Walter Scott
Kenneth J. Lyall                       Director                                  Walter Scott
James D. Smith                         Director                                  Walter Scott
Pamela J. Maxton                       Director                                  Walter Scott
Alistair Lyon-Dean                     Secretary and Chief Compliance Officer    Walter Scott
Alan McFarlane                         Managing Director                         Walter Scott
Sharon F. Bentley-Hamlyn               Director                                  Walter Scott
Rodger H. Nisbet                       Director                                  Walter Scott

(r) Absolute Investment Advisers, LLC

   The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------  -------------------
Anthony R. Bosch                       Principal                                   Absolute
Brian D. Hlidek                        Principal                                   Absolute
James P. Compson                       Principal                                   Absolute
Christian E. Aymond                    Principal                                   Absolute
Alexander H. Petro                     Principal                                   Absolute
Fort Hill Capital Management           Direct Owner                                Absolute

(s) Aronson+Johnson+Ortiz, LP

   The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20/th/ Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------- --------------------------------
Theodore R. Aronson                    Managing Principal; Limited Partner;   Aronson;
                                       Member of Aronson+ Johnson+ Ortiz, LLC Member of Aronson+Johnson+Ortiz,
                                                                              LLC
Martha E. Ortiz                        Principal; Limited Partner             Aronson
Kevin M. Johnson                       Principal; Limited Partner             Aronson
Paul E. Dodge                          Principal; Limited Partner             Aronson
Stefani Cranston                       Principal; Limited Partner             Aronson
Gina Maria N. Moore                    Principal; Limited Partner             Aronson
Gregory J. Rogers                      Principal; Limited Partner             Aronson
Aronson+Johnson+Ortiz, LLC             General Partner                        Aronson
Joseph F. Dietrick                     Chief Compliance Officer; Chief Legal
                                       Officer                                Aronson
Douglas D. Dixon                       Principal; Limited Partner             Aronson
Robert B. Wenzinger                    Principal; Limited Partner             Aronson

(t) Bernzott Capital Advisors

   The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------  -------------------
Kevin Bernzott                         Chairman; CEO; Compliance Officer           Bernzott
Peter F. Banks                         President; Chief Investment Officer         Bernzott
Dale A. Eucker                         Director                                    Bernzott
Randall A. Schouten                    Director                                    Bernzott
Priscilla A. Olsen                     Director                                    Bernzott
Peter D. Demartino                     Director                                    Bernzott
Thomas A. Derse                        Chief Financial Officer                     Bernzott
Kathleen A. Loretto                    Director                                    Bernzott
Bernzott Capital Advisors Profit       Shareholder                                 Bernzott
  Sharing Plan
Margaret A. Schouten                   Director                                    Bernzott

(u) Contravisory Research & Management Corp.

   The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------  -------------------
George E. Noonan, Jr.                  President                                 Contravisory
William M. Noonan                      Vice President                            Contravisory
Philip A. Noonan                       Vice President                            Contravisory

(v) Grantham, Mayo, Van Otterloo & Co., LLC

   The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------- -------------------
Robert J. Grantham                     Founding Member; GMO, LLC Board                GMO
                                       Chairman
Scott E. Eston                         Member; Chief Financial Officer                GMO
Richard A. Mayo                        Capital Member                                 GMO
Eyk A.D.M. Van Otterloo                Founding Member; GMO, LLC Board Member         GMO
John W. Rosenblum                      Member; GMO, LLC Board Member                  GMO
Christopher Darnell                    Member; GMO, LLC Board Member;                 GMO
                                       Investment Director
Jon L. Hagler                          Member; GMO, LLC Board Member                  GMO
Arjun Divecha                          Member; GMO, LLC Board Member;                 GMO
                                       Executive Committee
William Nemerever                      Member; Investment Director                    GMO

Ann M. Spruill                         Member; GMO, LLC Board Member;         GMO
                                       Executive Committee; Investment
                                       Director
Thomas F. Cooper                       Member; Investment Director            GMO
Anthony Ryan                           Member; Executive Committee            GMO
Benjamin Inker                         Member; Executive Committee;           GMO
                                       Investment Director
Julie L. Perniola                      Compliance Officer                     GMO
Robert M. Soucy                        Member; Investment Director            GMO
Kirk Ott                               Member; Investment Director            GMO
Edmond G. Choi                         Member; Investment Director            GMO

(w) Horizon Asset Management, Inc.

   The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4/th/ Floor South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------  -------------------
Denise M. Kashey                       Director                                     Horizon
Steven Bregman                         Director; President                          Horizon
Peter Doyle                            Director; Vice President; Secretary          Horizon
Thomas C. Ewing                        Director                                     Horizon
Andrew M. Fishman                      Director of Compliance; General              Horizon
                                       Counsel
John Meditz                            Vice Chairman; Director                      Horizon
Murray Stahl                           Chairman; Treasurer                          Horizon

(x) Kinetics Asset Management, Inc.

   The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------  -------------------
Bruce P. Abel                          Director; Secretary                         Kinetics
Lawrence P. Doyle                      Chairman                                    Kinetics
Peter Doyle                            President; CEO; Director; Chief             Kinetics
                                       Investment Strategist
Andrew M. Fishman                      Director of Compliance                      Kinetics
Leonid Polyakov                        Director; CFO                               Kinetics
James G. Doyle                         Director; Chief Counsel                     Kinetics
Frank Costa                            Shareholder                                 Kinetics
Kinetics Voting Trust                  Trust is Shareholder                        Kinetics
Susan C. Conway                        Shareholder                                 Kinetics
Karen & Larry Doyle Irrevocable Trust  Shareholder                                 Kinetics
Karen Doyle Trust                      Shareholder                                 Kinetics
Lawrence Doyle Trust                   Shareholder                                 Kinetics

(y) Loomis, Sayles & Company, L.P.

   The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                    Title                                  Business Connection
--------------------------------------- -------------------------------------- ------------------------------
Loomis, Sayles & Company, Inc. ("LSCI") General Partner of Registrant          Loomis
IXIS Asset Management North America,    Limited Partner of Registrant;         Loomis; Shareholder of IXIS AM
L.P. ("IXIS AM NA")                     Shareholder (IXIS AM Holdings)         Holdings
Robert J. Blanding                      Chief Executive Officer of Registrant; Loomis
                                        Director of General Partner
Kevin P. Charleston                     Chief Financial Officer of Registrant; Loomis
                                        Director of General Partner
Daniel J. Fuss                          Director of General Partner            Loomis
John F. Gallagher                       Director of General Partner            Loomis
Lauriann C. Kloppenburg                 Director of General Partner            Loomis
Peter S. Voss                           Director of General Partner            Loomis
John R. Gidman                          Director of General Partner            Loomis
Donald P. Ryan                          Chief Compliance Officer of Registrant Loomis
Jaehoon Park                            Director of General Partner            Loomis
Jean S. Loewenberg                      Chief Legal Officer of Registrant;     Loomis
                                        Director of General Partner
Mark E. Smith                           Director of General Partner            Loomis
IXIS Asset Management Holdings, LLC     Shareholder                            LSCI
("IXIS AM Holdings")
IXIS Asset Management US, LLC ("IXIS    General Partner                        IXIS AM NA
AM US LLC")
IXIS Asset Management US Corporation    Limited Partner; Member                IXIS AM NA; IXIS AM US LLC
("IXIS AM US")
IXIS Asset Management ("IXIS AM")       Shareholder of Common Stock            IXIS AM US
Caisse Nationale Des Caisses D'Epargne  Shareholder                            IXIS AM GROUP; IXIS AM US
("CNCE")
Caisse Des Depots ET Consignations      Shareholder                            CNCE
("CDC")
IXIS Asset Management Group ("IXIS AM   Shareholder                            IXIS AM
GROUP")

(z) Metropolitan West Asset Management, LLC

   The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                             Title                                Business Connection
-------------------------------- ------------------------------------ ------------------------------------
Metropolitan West Financial, LLC Member                               Metropolitan
Tad Rivelle                      Member                               Metropolitan
Laird R. Landmann                Member                               Metropolitan
Scott B. Dubchansky              Member                               Metropolitan
Richard S. Hollander             Director; Member of MW Holdings, LLC Metropolitan; Member of MW Holdings,
                                                                      LLC
Lara E. Mulpagano                Chief Operating Officer              Metropolitan

Stephen M. Kane                Member                         Metropolitan
Joseph D. Hattesohl            Chief Financial Officer        Metropolitan
David B. Lippman               Member                         Metropolitan
Anthony C. Scibelli            Member                         Metropolitan
Patrick A. Moore               Member                         Metropolitan
Keith T. Kirk                  Chief Compliance Officer       Metropolitan
MW Holdings, LLC               Interest Owner                 Metropolitan West Financial,
                                                              LLC

(aa) Moody Aldrich Partners, LLC

   The following chart reflects the directors and officers of Moody, including their business connections, which are of a substantial nature. The address of Moody is 18 Sewall Street, Marblehead, Massachusetts 01945 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                           Title                          Business Connection
-----------------------------  -----------------------------  -----------------------------
Amory A. Aldrich, Jr.          Member                         Moody
William B. Moody               Member                         Moody
Robert J. Grantham             Member                         Moody
Eyk H.A.D.M. Van Otterloo      Member                         Moody
Scott M. Spangler              Member                         Moody
Michael C. Pierre              Member                         Moody
Timothy J. Ehrman              Member                         Moody

(bb) Scout Investment Advisors, Inc.

   The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri 64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                   Title                                  Business Connection
-------------------------------------  -------------------------------------  -------------------
James L. Moffett                       Chairman; Director                       Scout
John C. Pauls                          Secretary                                Scout
Manuel A. Andrade                      Director                                 Scout
UMB Bank, N.A.                         Shareholder                              Scout
James A. Reed                          Director; Vice President                 Scout
Edward J. McShane                      Director                                 Scout
Gary W. Dicenzo                        Senior Vice President                    Scout
Bradley S. Kastler                     Chief Compliance Officer                 Scout
William B. Greiner                     President; Chief Executive Officer;
                                       Chief Investment Officer                 Scout
Joseph J. Gazzoli                      Director                                 Scout
UMB Financial Corporation              Shareholder                              UMB Bank, N.A.

(cc) SSI Investment Management, Inc.

   The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                                    Business Connection
-------------------- ---------------------------------------- -------------------
John D. Gottfurcht   President                                        SSI
Amy J. Gottfurcht    Chairman; CEO; Secretary                         SSI
George M. Douglas    Vice President; Chief Investment Officer         SSI
Syed F. Mehdi        CCO; Vice President Human Resources              SSI
David W. Rosenfelder Vice President; Senior Portfolio Analyst         SSI

(dd)  TT International Investment Management

   The following chart reflects the directors and officers of TT International, including their business connections, which are of a substantial nature. The address of TT International is Martin House, 5 Martin Lane, London, United Kingdom EC4R 0DP and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                    Title                                    Business Connection
----------------------- ---------------------------------------- -------------------
Timothy A. Tacchi       Senior General Partner                    TT International
Alexander S.M. Carswell General Partner; Finance & Admin          TT International
Mark S. Williams        General Partner; Marketing & Client
                        Servicing                                 TT International
David J.S. Burnett      Managing Partner (General)                TT International
John D. Hobson          General Partner                           TT International
Dean L. Smith           General Partner                           TT International
Martin A.F. Shenfield   General Partner                           TT International
Samuel A. Allison       General Partner; Chief Compliance
                        Officer                                   TT International
Richard W. Simpson      General Partner; Head of IT               TT International
Pauline S. Pong         General Partner                           TT International
Douglas E. Sankey       General Partner                           TT International
Margaret A. Leach       General Partner; Chief Financial Officer  TT International
Martin A. Pluck         General Partner                           TT International
Patrick E. Deane        General Partner                           TT International
Mark H. Eady            General Partner                           TT International
Nicholas B. Bluffield   General Partner; Macro Trading            TT International
Anthony J. Moorhouse    General Partner; Head of Trading          TT International
Roger S. Bernheim       General Partner                           TT International
Lars J. Nielsen         General Partner                           TT International
Helen B. Marsden        General Partner                           TT International
Andrew D. Raikes        General Partner                           TT International
Gawain M. Barnard       General Partner                           TT International
Jonathan P. Bolton      General Partner                           TT International
Peter N. Robson         General Partner                           TT International

(ee)  TWIN Capital Management, Inc.

   The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name            Title                                Business Connection
--------------- ------------------------------------ -------------------
Geoffrey Gerber President; CIO                              TWIN
James D. Drake  Controller; Chief Compliance Officer        TWIN

(ff)  Yacktman Asset Management Co.

   The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                Title                                  Business Connection
------------------- -------------------------------------- -------------------
Donald A. Yacktman  President; Secretary; Treasurer; Chief
                    Compliance Officer                          Yacktman
Ronald W. Ball      Senior Vice President                       Yacktman
Stephen A. Yacktman Vice President                              Yacktman

(gg)  Merk Investments, LLC

   The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name              Title                    Business Connection
----------------- ------------------------ -------------------
Axel Merk         President                       Merk
Kimberly Schuster Chief Compliance Officer        Merk

(hh) Dover Corporate Responsibility Management LLC

   The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                Business Connection
-------------------- -------------------- -------------------
Richard M. Fuscone   Chairman                    Dover
Michael P. Castine   President                   Dover
Christopher J. Wolfe Director of Research        Dover

(ii) Alex. Brown Investment Management

   The following chart reflects the directors and officers of Alex. Brown, including their business connections, which are of a substantial nature. The address of Alex. Brown is 1 South Street, Baltimore, MD 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name              Title                       Business Connection
----------------- --------------------------- -------------------
Lee S. Owen       Co-President                    Alex. Brown
Bruce E. Behrens  Co-President                    Alex. Brown
James D. Brown    Director                        Alex. Brown
Robert H. Vernon  Director                        Alex. Brown
Hobart C. Buppert Director, Portfolio Manager     Alex. Brown
Nancy I. Denney   Chief Compliance Officer        Alex. Brown


(iii) Third Millennium Investment Advisors, LLC

   The following chart reflects the directors and officers of Third Millennium Investment Advisors, LLC, including their business connections, which are of a substantial nature. The address of Third Millennium Investment Advisors, LLC is 1185 Avenue of the Americas, New York, New York 10036 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.



Name                   Title                    Business Connection
---------------------- ------------------------ -------------------
John Thomas Connor     Managing Member           Third Millennium
John Pasco             Member                    Third Millennium
James Laurence Melcher Member                    Third Millennium
Peter Leonard Smith    Chief Compliance Officer  Third Millennium
Susan Connor           Member                    Third Millennium

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Funds                  Wintergreen Fund. Inc.
American Beacon Mileage Funds          Henderson Global Funds
American Beacon Select Funds           Ironwood Series Trust
Bridgeway Funds, Inc.                  Monarch Funds
Century Capital Management Trust       Sound Shore Fund, Inc.
Forum Funds

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, First Floor, Portland, Maine 04101.

Name              Position with Underwriter             Position with Registrant
----------------- ------------------------------------- ---------------------------------------
Simon D. Collier  Principal Executive Officer           President (Principal Executive Officer)
Carl A. Bright    President & Treasurer                 None
Nanette K. Chern  Vice President, Secretary & Chief     Anti-Money Laundering Compliance
                  Compliance Officer                    Officer
Richard J. Berthy Vice President & Assistant Treasurer  None
Mark A. Fairbanks Vice President, Assistant Secretary &
                  Deputy Chief Compliance Officer       None

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

   The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

   Not Applicable.

ITEM 30. UNDERTAKINGS

   None.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on December 19, 2006.


                                              FORUM FUNDS

                                              By: /s/ Simon D. Collier
                                                  -----------------------------
                                                  Simon D. Collier, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on December 19, 2006.


(a) Principal Executive Officer


/s/ Simon D. Collier
-------------------------
Simon D. Collier
President


(b) Principal Financial Officer


/s/ Trudance L. Bakke
-------------------------
Trudance L. Bakke
Principal Financial
  Officer and Treasurer


(c) A majority of the Trustees

    John Y. Keffer, Trustee
    James C. Cheng, Trustee
    J. Michael Parish, Trustee
    Costas Azariadis, Trustee


By: /s/ David M. Whitaker
    -------------------------
    David M. Whitaker
    Attorney in fact*


* Pursuant to powers of attorney previously filed as Other Exhibits (A) to this
                            Registration Statement.

                                 EXHIBIT LIST

EXHIBITS


None